Basis of presentation	6 Months Ended
Jun. 30, 2026
Basis of presentation
Basis of presentation

2.Basis of presentation

2.1.Statement of compliance

The accompanying interim condensed financial statement that refer to the periods ended on June 30, 2026, have been prepared in accordance with the International Accounting Standard (IAS) 34 “Interim Financial Reporting”.

These interim condensed consolidated financial statements were authorized for issue by the Group’s Board of Directors on August 21, 2026.

2.2.Basis of presentation

These interim condensed consolidated financial statements have been prepared based on historical cost basis unless disclosed otherwise and are presented in United States Dollars ($) which is also the functional currency of GDEV Inc. and Nexters Global Ltd. All amounts are presented in thousands, rounded to the nearest thousand unless indicated otherwise.

2.3.Basis of consolidation

The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
•Exposure, or rights, to variable returns from its involvement with the investee, and
•The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, where control is exercised through voting rights, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•The contractual arrangement with the other vote holders of the investee,
•Rights arising from other contractual arrangements,
•The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an investee begins when the Group obtains control over the investee and ceases when the Group loses control over the investee. Assets, liabilities, income and expenses of an investee acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the investee. The financial statements of the investees are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full.